Variable Interest Entities - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Financial contributions	$ 6,327	$ 9,208	$ 9,541	$ 14,549
Paint Entity
Variable Interest Entity [Line Items]
Ownership percentage	50.00%		50.00%